Average Annual Total Returns - Class I2 - Transamerica Inflation Opportunities	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Bloomberg Barclays Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.93%	4.91%	2.99%	Mar. 01, 2014	8.40%	4.28%	2.41%	5.28%	3.52%	2.04%	12.67%	5.68%	3.48%